Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Provision for non-cancelable commitments	$ 3,273,000
Write-down of inventories	$ 14,255,000	[1]	$ 6,743,000	[1]

[1]	See Note 1a(ii).